VY® CBRE Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Diversified REITs: 1.7%
191,897		Broadstone Net Lease, Inc.	$3,264,168	1.7

		Health Care REITs: 5.9%
240,340		Healthpeak Properties, Inc.	5,280,270	2.8
139,574		Ventas, Inc.	6,050,533	3.1
			11,330,803	5.9

		Hotel & Resort REITs: 3.6%
234,473		DiamondRock Hospitality Co.	1,906,265	1.0
201,907		Park Hotels & Resorts, Inc.	2,495,571	1.3
265,330	(1)	Sunstone Hotel Investors, Inc.	2,621,460	1.3
			7,023,296	3.6

		Hotels, Resorts & Cruise Lines: 1.0%
13,479		Hilton Worldwide Holdings, Inc.	1,898,787	1.0

		Industrial REITs: 17.1%
93,944		Americold Realty Trust, Inc.	2,672,707	1.4
191,736		ProLogis, Inc.	23,922,900	12.4
105,032		Rexford Industrial Realty, Inc.	6,265,159	3.3
		32,860,766		17.1

		Office REITs: 4.8%
63,190		Alexandria Real Estate Equities, Inc.	7,936,032	4.1
85,858	(2)	Veris Residential, Inc.	1,256,961	0.7
			9,192,993	4.8

		Real Estate Operating Companies: 1.1%
284,333	(1)	Tricon Residential, Inc.	2,203,581	1.1

		Residential REITs: 19.4%
113,691		Apartment Income REIT Corp.	4,071,275	2.1
48,503		Camden Property Trust	5,085,054	2.6
21,699		Essex Property Trust, Inc.	4,538,129	2.4
152,251		Independence Realty Trust, Inc.	2,440,583	1.3
169,856		Invitation Homes, Inc.	5,304,603	2.8
32,587		NexPoint Residential Trust, Inc.	1,423,074	0.7
65,962		Sun Communities, Inc.	9,292,727	4.8
125,943		UDR, Inc.	5,171,220	2.7
			37,326,665	19.4

		Retail REITs: 13.8%
132,274		Kite Realty Group Trust	2,767,172	1.4
151,886		Macerich Co.	1,609,992	0.8
159,790		NETSTREIT Corp.	2,920,961	1.5
57,228		Regency Centers Corp.	3,501,209	1.8
144,408		Retail Opportunity Investments Corp.	2,015,936	1.1
86,156		Simon Property Group, Inc.	9,646,887	5.0
103,741		Spirit Realty Capital, Inc.	4,133,041	2.2
			26,595,198	13.8

		Specialized REITs: 30.8%
182,685		CubeSmart	8,443,701	4.4
40,684		Digital Realty Trust, Inc.	3,999,644	2.1
50,499		EPR Properties	1,924,012	1.0
23,724		Equinix, Inc.	17,105,953	8.9
111,761		Four Corners Property Trust, Inc.	3,001,900	1.5
63,540		Life Storage, Inc.	8,329,459	4.3
31,230		Public Storage, Inc.	9,435,832	4.9
220,689		VICI Properties, Inc.	7,198,875	3.7
			59,439,376	30.8

	Total Common Stock
	(Cost $201,427,800)		191,135,633	99.2

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.6%
		Repurchase Agreements: 0.9%
735,236	(3)	Bank of America Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $735,527, collateralized by various U.S. Government Agency Obligations, 1.500%-3.000%, Market Value plus accrued interest $749,941, due 11/01/49-02/01/51)	735,236	0.4
1,000,000	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $1,000,396, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.375%, Market Value plus accrued interest $1,020,000, due 04/06/23-02/20/53)	1,000,000	0.5

	Total Repurchase Agreements
	(Cost $1,735,236)		1,735,236	0.9

VY® CBRE Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.7%
1,393,552	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 4.720%
	(Cost $1,393,552)	$1,393,552	0.7

	Total Short-Term Investments
	(Cost $3,128,788)	3,128,788	1.6

	Total Investments in Securities (Cost $204,556,588)	$194,264,421	100.8
	Liabilities in Excess of Other Assets	(1,600,021)	(0.8)
	Net Assets	$192,664,400	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2023.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Common Stock*	$191,135,633	$–	$–	$191,135,633
Short-Term Investments	1,393,552	1,735,236	–	3,128,788
Total Investments, at fair value	$192,529,185	$1,735,236	$–	$194,264,421

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $206,941,790.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$9,772,889
Gross Unrealized Depreciation	(22,450,258)
Net Unrealized Depreciation	$(12,677,369)